Investments (Schedule of available-for-sale debt investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments
Cost or amortized cost	$ 40,800	$ 63,928
Gross unrealized losses	(16,684)	(23,108)
Translation difference	14	(20)
Available-for-sale debt securities	$ 24,130	$ 40,800